Stock options (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Arrangement, Noncash Expense [Abstract]
Schedule stock option activity
	2018		2017		2016
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	-	-	-	-	20,692	3.44
Cancelled	-	-	-	-	(20,692)	(3.44)
Outstanding, end of year	-	-	-	-	-	-

Exercisable, end of year	-	-	-	-	-	-